Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

4. Debt

Convertible Notes

Baker Bros. Notes

On April 23, 2020, the Company entered into a Securities Purchase and Security Agreement (the Baker Bros. Purchase Agreement) with certain affiliates of Baker Bros. Advisors LP, as purchasers (the Baker Purchasers), and Baker Bros. Advisors LP, as designated agent, pursuant to which the Company agreed to issue and sell to the Baker Purchasers (i) convertible senior secured promissory notes (the Baker Notes) in an aggregate principal amount of up to $25.0 million and (ii) warrants to purchase shares of common stock (the Baker Warrants) in a private placement.

At the initial closing date of April 24, 2020 (the Baker Initial Closing), the Company issued and sold Baker Notes with an aggregate principal amount of $15.0 million (the Baker First Closing Notes) and Baker Warrants exercisable for 1,639 shares of common stock.

Following the Baker Initial Closing, the Baker Purchasers had an option to purchase from the Company up to $10.0 million of Baker Notes (the Baker Purchase Rights) at the Baker Purchasers’ discretion at any time prior to the Company receiving at least $100.0 million in aggregate gross proceeds from one or more sales of equity securities.

On June 5, 2020 (the Exercise Date), the Baker Purchasers exercised the Baker Purchase Rights. At the second closing date of June 9, 2020 (the Baker Second Closing), the Baker Purchasers acquired the remaining Baker Notes with an aggregate principal amount of $10.0 million and Baker Warrants exercisable for 1,092 shares of common stock. Upon the completion of the underwritten public offering in June 2020, the exercise price of the Baker Warrants was $4,575 per share. The Baker Warrants have a five-year term with a cashless exercise provision and are immediately exercisable at any time from their respective issuance date.

The Baker Notes have a five-year term, with no pre-payment ability during the first three years. Interest on the unpaid principal balance of the Baker Notes (the Baker Outstanding Balance) accrues at 10.0% per annum with interest accrued during the first year from the two respective closing dates recognized as payment-in-kind. The effective interest rate for the period was 10.0%. Accrued interest beyond the first year of the respective closing dates is to be paid in arrears on a quarterly basis in cash or recognized as payment-in-kind, at the direction of the Baker Purchasers. As discussed below, with the amendment to the Baker Bros. Purchase Agreement, interest payments were paid-in kind. Interest pertaining to the Baker Notes for the three months ended March 31, 2023 and 2022 was approximately $1.4 million and $0.7 million, respectively, which was added to the outstanding principal balance. The Company accounts for the Baker Notes under the fair value method as described below and, therefore, the interest associated with the Baker Notes is included in the fair value determination. As of March 31, 2023, the Baker Notes could be converted into 57,426,766 shares of common stock.

The Baker Notes are callable by the Company on 10 days’ written notice beginning on the third anniversary of the initial closing date of April 24, 2020. The call price will equal 100% of the Baker Outstanding Balance plus accrued and unpaid interest if the Company’s common stock as measured using a 30-day volume weighted average price (VWAP) is greater than the benchmark price of $9,356.25 as stated in the Baker Bros. Purchase Agreement, or 110% of the Baker Outstanding Balance plus accrued and unpaid interest if the VWAP is less than such benchmark price. The Baker Purchasers also have the option to require the Company to repurchase all or any portion of the Baker Notes in cash upon the occurrence of certain events. In a repurchase event, as defined in the Baker Bros. Purchase Agreement, the repurchase price will equal 110% of the Baker Outstanding Balance plus accrued and unpaid interest. In an event of default or the Company’s change of control, the repurchase price will equal to the sum of (x) three times of the Baker Outstanding Balance plus (y) the aggregate value of future interest that would have accrued. The Baker Notes were convertible at any time at the option of the Baker Purchasers at the conversion price of $4,575 per share prior to the First and Second Baker Amendments (as defined below).

On November 20, 2021, the Company entered into the first amendment to the Baker Bros. Purchase Agreement (the First Baker Amendment), in which each Baker Purchaser had the right to convert all or any portion of the Baker Notes into common stock at a conversion price equal to the lesser of (a) 4,575 and (b) 115% of the lowest price per share of common stock (or, as applicable with respect to any equity securities convertible into common stock, 115% of the applicable conversion price) sold in one or more equity financings until the Company has met a qualified financing threshold defined as one or more equity financings resulting in aggregate gross proceeds to the Company of at least $50 million (the Financing Threshold).

The First Baker Amendment also extended, effective upon the Company’s achievement of the Financing Threshold, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2022 to June 30, 2023. Additionally per the First Baker Amendment, if in any equity financing closing on or prior to the date the Company has met the Financing Threshold, the Company was required to issue warrants to purchase capital stock of the Company (or other similar consideration), the Company was also required to issue to the Baker Purchasers an equivalent coverage of warrants (or other similar consideration) on the same terms as if the Baker Purchasers participated in the financing in an amount equal to the then outstanding principal of Baker Notes held by the Baker Purchasers. In satisfaction of this requirement and in connection with the closing of the May 2022 Public Offering, the Company issued warrants to purchase 582,886 shares of the Company’s common stock at an exercise price of $93.75 per share (the June 2022 Baker Warrants). As required by the terms of the First Baker Amendment, the June 2022 Baker Warrants have substantially the same terms as the warrants issued in the May 2022 Public Offering. Refer to Note 8 - Stockholders’ Deficit for further information. The exercise price of the initial Baker Warrants and the June 2022 Baker Warrants was reset to $1.625 per share with the February and March 2023 Notes issuance, both as discussed below, and further reset to $0.8125 per share along with the April 2023 Notes issuance.

On March 21, 2022, the Company entered into the second amendment to the Baker Bros. Purchase Agreement (the Second Baker Amendment), pursuant to which each Baker Purchaser now has the right to convert all or any portion of the Baker Notes into Common Stock at a conversion price equal to the lesser of (a) $725.81 or (b) 100% of the lowest price per share of common stock (or as applicable with respect to any equity securities convertible into common stock, 100% of the applicable conversion price) sold in any equity financing until the Company has (i) met the qualified financing threshold by June 30, 2022, defined as a single underwritten financing resulting in aggregate gross proceeds to the Company of at least $20 million (Qualified Financing Threshold) and (ii) the publication of its top-line results from its EVOGUARD clinical trial (the Clinical Trial Milestone) by October 31, 2022. The Second Baker Amendment also provides that the exercise price of the Baker Warrants will equal the conversion price of the Baker Notes. The Company met the Qualified Financing Threshold upon the closing of the May 2022 Public Offering, and as of September 30, 2022, the conversion price and exercise price of the Baker Warrants was reset to $93.75. The Company achieved the Clinical Trial Milestone in October 2022. Also, with the achievement of the Qualified Financing Threshold and the Clinical Trial Milestone, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi was extended to June 30, 2023.

On September 15, 2022, the Company entered into the third amendment to the Baker Bros. Purchase Agreement (the Third Baker Amendment), pursuant to which the conversion was amended to equal to $26.25, subject to adjustment for certain dilutive Company equity issuance adjustments for a two-year period, removal of an interest make-whole payment due in certain circumstances, and certain change of control and liquidation payment amounts were reduced from three times the outstanding amounts of the Baker Notes to two times the outstanding amounts. In addition, the Third Baker Amendment provides that the Company may make future interest payments to the Baker Purchasers in kind or in cash, at the Company’s option.

The Baker Notes contain various customary affirmative and negative covenants agreed to by the Company, including timely payment, in cash, of the quarterly interest payment and maintaining an active listing. On September 12, 2022, the Company received a default notice from the Baker Purchasers due to its failure of making the required payments of accrued interest for the first and second quarters of 2022 in the aggregate amount of $1.4 million and being delisted from Nasdaq. As a result of the cross-default provisions applicable to the Adjuvant Notes and the May 2022 Notes (both, as discussed below), the Company was also in default of these Notes. On September 15, 2022, the Company entered into a (i) Forbearance Agreement (the Secured Creditor Forbearance Agreement) with the Baker Purchasers, pursuant to which the Baker Purchasers agreed to forbear from exercising any of their rights and remedies during the Forbearance Period (as defined), but solely with respect to the specified events of default (Forbearance Termination Event) provided under the Secured Creditor Forbearance Agreement, which includes among other things, the first date after December 31, 2022, on which the Company’s cash falls below $1.0 million. In exchange for the forbearance and the Third Baker Amendment, the Company agreed to adjust the aggregate principal balance of the Baker Notes to $44.2 million, which includes the delinquent interest payments of $1.4 million that the Baker Purchasers agreed to forego in cash, as well as an immaterial amount of legal fees incurred by the Baker Purchasers’ counsel.

On December 19, 2022, the Company entered into the First Amendment to Forbearance Agreement (the Amendment) effective as of December 15, 2022 (the Amendment Effective Date) to amend certain provisions of the of the Secured Creditor Forbearance Agreement dated September 15, 2022. The Amendment revises the Secured Creditor Forbearance Agreement to (i) amend the Fifth Recital Clause to clarify that the Purchasers consent to any additional indebtedness pari passu, but not senior to that of the Purchasers, in an amount not to exceed $5.0 million, and (ii) strike and entirely replace Section 4 to clarify the terms of the Purchasers’ consent to Interim Financing (as defined therein). No other revisions were made to the Secured Creditor Forbearance Agreements.

On March 7, 2023, Baker Bros. Advisors, LP (the Designated Agent) provided a Notice of Event of Default and Reservation of Rights (the Notice of Default) relating to the Baker Bros. Purchase Agreement. The Notice of Default claims that the Company has failed to maintain the “Required Reserve Amount” as required by the Third Baker Amendment. The Designated Agent, at the direction of the Baker Purchasers, has accelerated repayment of the outstanding balance payable. As a result, approximately $92.7 million representing two times the sum of the outstanding balance and all accrued and unpaid interest thereon and all other amounts due under the Baker Bros. Purchase Agreement and other documents was due and payable within three business days of receipt of the Notice of Default. In addition, the Notice of Default resulted in a cross default under all outstanding debt. As of the date of the filing of this Registration Statement the Baker Notes remain outstanding, and the Company has sufficient required reserve number of shares upon the effectuation of the 2023 Reverse Stock Split. The failure to cure the default or otherwise settle or resolve, could have a significant negative financial impact on the Company, could result in litigation, and could result in the assets of the company being seized, attached or otherwise utilized to satisfy the debt.

The Company evaluated whether any of the Embedded Features required bifurcation as a separate component of equity. The Company elected the fair value option (FVO) under ASC 825, Financial Instruments (ASC 825), as the Baker Notes are qualified financial instruments and are, in whole, classified as liabilities. Under the FVO, the Company recognized the hybrid debt instrument at fair value, inclusive of the Embedded Features with changes in fair value related to changes in the Company’s credit risk being recognized as a component of accumulated other comprehensive income in the condensed consolidated balance sheets. All other changes in fair value were recognized in the condensed consolidated statements of operations.

For the quarter ended March 31, 2023, using the valuation methods discussed in Note 6- Fair Value Financial Instruments, the Company recorded a gain of $15.5 million due to changes in fair value of the Baker notes, and recorded as a component of other comprehensive income due to changes in the underlying instrument-specific credit risk for the Baker Notes. The fair value of the Baker Notes was determined by estimating the fair value of the Market Value of Invested Capital (“MVIC”) of the Company. This was estimated using forms of the cost and market approaches. In the Cost approach, an adjusted net asset value method was used to determine the net recoverable value of the Company, including an estimate of the fair of the Company’s intellectual property. The estimated fair value of the Company’s intellectual property was valued using a relief from royalty method which required management to make significant estimates and assumptions related to forecasts of future revenue, and the selection of the royalty and discount rates. If the resulting fair value is not estimated as greater than the contractual payout, the fair value of the Baker Notes then becomes the Company’s MVIC available for distribution.

As of March 31, 2023, the Baker Notes are recorded at fair value in the condensed consolidated balance sheet as short-term convertible notes payable with a total balance of $23.8 million, and the total outstanding balance including principal and accrued interest is $93.3 million.

Adjuvant Notes

On October 14, 2020, the Company entered into a Securities Purchase Agreement (the Adjuvant Purchase Agreement) with Adjuvant Global Health Technology Fund, L.P., and Adjuvant Global Health Technology Fund DE, L.P. (together, the Adjuvant Purchasers), pursuant to which the Company sold unsecured convertible promissory notes (the Adjuvant Notes) in aggregate principal amount of $25.0 million.

The Adjuvant Notes have a five-year term, and in connection with certain Company change of control transactions, the Adjuvant Notes may be prepaid at the option of the Company or will become payable on the date of the consummation of a change of control transaction at the option of the Adjuvant Purchasers. The Adjuvant Notes have interest accruing at 7.5% per annum on a quarterly basis in arrears to the outstanding balance of the Adjuvant Notes and are recognized as payment-in-kind. The effective interest rate for the period was 7.7%.

Interest expense for the Adjuvant Notes for the three months ended March 31, 2023 and 2022 consisted of the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Coupon interest	$497	$513
Amortization of issuance costs	68	10
Total	$565	$523

The Adjuvant Notes are convertible, subject to customary 4.99% and 19.99% beneficial ownership limitations, into shares of the Company’s common stock, par value $0.0001 per share, at any time at the option of the Adjuvant Purchasers at a conversion price of $6,843.75 per share. In connection with certain Company change of control transactions, the Adjuvant Notes may be prepaid at the option of the Company or will become payable at the option of the Adjuvant Purchasers. To the extent not previously prepaid or converted, the Adjuvant Notes were originally automatically convertible into shares of the Company’s common stock at a conversion price of $6,843.75 per share immediately following the earliest of the time at which the (i) 30-day value-weighted average price of the Company’s common stock was $18,750 per share, or (ii) the Company achieved cumulative net sales from the sales of Phexxi of $100.0 million, provided such net sales are achieved prior to July 1, 2022.

On April 4, 2022, the Company entered into the first amendment to the Adjuvant Purchase Agreement (the Adjuvant Amendment). The Adjuvant Amendment extended, effective as of the next date the Company achieved the Qualified Financing Threshold upon the closing of the May 2022 Public Offering, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2022 to June 30, 2023. The Adjuvant Amendment also provided for an adjustment to the conversion price of the Adjuvant Notes such that the conversion price (the Conversion Price) for these Notes, effective as of the May 2022 reverse stock split the conversion price will now be the lesser of (i) $678.49 and (ii) 100% of the lowest price per share of common stock (or with respect to securities convertible into common stock, 100% of the applicable conversion price) sold in any equity financing until the Company has met the Qualified Financing Threshold. Effective as of the Company’s achievement of the Qualified Financing Threshold, the automatic conversion provisions in the Agreement were further amended to provide that the Adjuvant Notes will automatically convert into shares of the Company’s common stock at the Conversion Price immediately following the earliest of the time at which the (i) 30-day value-weighted average price of the Company’s common stock is $18,750 per share, or (ii) the Company achieves cumulative net sales from the sales of Phexxi of $100.0 million, provided such net sales are achieved prior to July 1, 2023.

The Adjuvant Notes contain various customary affirmative and negative covenants agreed to by the Company. On September 12, 2022, the Company was in default of the Adjuvant Notes due to the default with the Baker Notes under the cross-default provision. On September 15, 2022, the Company entered into a (i) Forbearance Agreement (the Adjuvant Forbearance Agreement) with the Adjuvant Purchasers, pursuant to which the Adjuvant Purchasers agreed to forbear from exercising any of their rights and remedies during the Forbearance Period as defined in therein, but solely with respect to the specified events of default provided under the Adjuvant Forbearance Agreement.

On September 15, 2022, the Company also entered into the second amendment to the Adjuvant Purchase Agreement (the Second Adjuvant Amendment), pursuant to which the conversion price per share was reduced to $26.25, subject to adjustment for certain dilutive Company equity issuance adjustments for a two-year period. In addition, the Company entered into an exchange agreement, pursuant to which the Adjuvant Purchasers agreed to exchange 10% of the outstanding amount of the Adjuvant Notes as of September 15, 2022 (or $2.9 million) for rights to receive 109,842 shares of common stock (Adjuvant Purchase Rights). The number of shares for each Adjuvant Purchase Right is initially fixed, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances. Refer to Note 8- Stockholders’ Deficit for discussion regarding additional issuances of Purchase Rights under this provision. The Adjuvant Purchase Rights expire on June 28, 2027 and do not have an exercise price per share and, therefore, will not result in cash proceeds to the Company. As of March 31, 2023, all Adjuvant Purchase Rights remain outstanding. The conversion price of the Adjuvant Notes were further reset to $1.625 per share with the February 2023 Notes issuance, as discussed below. Subsequent to March 31, 2023, the conversion price adjusted to $0.8125, as discussed in Note 10– Subsequent Events.

The Adjuvant Notes are accounted for in accordance with authoritative guidance for convertible debt instruments and are classified as current liabilities in the condensed consolidated balance sheet. The aggregate proceeds of $25.0 million was initially classified as restricted cash for financial reporting purposes due to contractual stipulations that specify the types of expenses the money can be spent on and how it must be allocated. Its conversion feature is required to be bifurcated as an embedded derivative due to the fact that the Company does not have sufficient number of shares reserved upon conversion as of March 31, 2023 and December 31, 2022; however, the fair value of such feature is immaterial for both periods. As of March 31, 2023 and December 31, 2022, $0.9 million in proceeds remained, which are included in restricted cash on the condensed consolidated balance sheets. See Note 7- Fair Value of Financial Instruments for a description of the accounting treatment for the Adjuvant Purchase Rights.

Due to the execution of the Adjuvant Forbearance and the Second Adjuvant Amendment, the Company reviewed the Adjuvant Notes in accordance with Topics ASC 470-50 – Modifications and Extinguishments and ASC 470-60 – Troubled Debt Restructurings by Debtors. The Company concluded that although changes in the structure of the debt met certain qualitative factors to qualify as a troubled debt restructuring (TDR), the effective interest rate post changes was greater than the original effective interest rate and, therefore, failed the quantitative test to be a TDR. The Adjuvant Notes were evaluated in accordance with ASC 470-50 and were determined to have failed certain qualitative factors to qualify as a modification and, therefore, were accounted for as an extinguishment. The Company removed the old debt from its books and recorded the new, revised debt and concurrently recognized a gain of approximately $2.5 million upon extinguishment, included in change in fair value of financial instruments within the condensed consolidated statements of operations for the third quarter of 2022.

As discussed above, on March 7, 2023, the Company received a Notice of Event of Default and Reservation of Rights (the Notice of Default) from Baker Bros. resulting in a cross default under the all outstanding debt and as such, the Company was not in compliance with all applicable covenants as of March 31, 2023. However, upon the 2023 Reverse Stock Split effectuated on May 18, 2023, the Company now has sufficient required reserve number of shares.

As of March 31, 2023, the Adjuvant Notes are recorded in the condensed consolidated balance sheet as short-term convertible notes payable with a total balance of $26.8 million. The balance is comprised of $22.3 million in principal, net of unamortized debt issuance costs, and $4.5 million in accrued interest.

As of March 31, 2023 and assuming the current conversion price of $1.625 per share, the Adjuvant Notes could be converted into 16,512,880 shares of common stock.

Term Notes

January and March 2022 Notes

On January 13, 2022, the Company entered into a Securities Purchase Agreement (the January 2022 Purchase Agreement) with institutional investors (the January 2022 Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 5.0% Senior Subordinated Notes due 2025 with an aggregate issue price of $5.9 million (the January 2022 Notes), which included an original issue discount of $0.9 million, and (ii) warrants (the January 2022 Warrants) to purchase up to 8,003 shares of the Company’s common stock, $0.0001 par value per share. The January 2022 Warrants have an exercise price of $735.00 per share and were initially exercisable beginning on July 15, 2022 with a five-year term. Pursuant to the terms of the March 2022 Purchase Agreement (as defined below), the January 2022 Warrants became exercisable on March 1, 2022, as described in more detail below.

On March 1, 2022, the Company entered into a Securities Purchase Agreement (the March 2022 Purchase Agreement) with institutional investors (the March 2022 Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 5.0% Senior Subordinated Notes due 2025 with an aggregate issue price of $7.45 million (the March 2022 Notes), which included an original issue discount of $2.45 million, and (ii) warrants (the March 2022 Warrants) to purchase up to 8,303 shares of the Company’s common stock, $0.0001 par value per share. The March 2022 Warrants have an exercise price of $897.56 per share and are immediately exercisable with a five-year term.

The January and March 2022 Notes carried an interest rate of 5% per annum, which was subject to increase to 18% upon an event of default. The January and March 2022 Notes were able to be prepaid, in whole or in part, at the Company’s option together with all accrued and unpaid interest and fees as of the date of the repayment. The holders of the January and March 2022 Notes were able to require the Company to redeem their respective notes upon the occurrence of an event of default with a redemption premium of 25%. The holders of the January and March 2022 Notes were also able to require the Company to redeem their respective notes upon the occurrence of certain subsequent transactions.

Pursuant to the terms of the January and March 2022 Purchase Agreements, the Company agreed to certain restrictions on effecting variable rate transactions so long as the January and March 2022 Notes were outstanding. Also, pursuant to the terms of the January and March 2022 Purchase Agreements, the January and March 2022 Purchasers had certain rights to participate in subsequent issuances of the Company’s securities, subject to certain exceptions.

The Company evaluated the January and March 2022 Notes to determine if any embedded components qualified as a derivative requiring bifurcation in accordance with ASC 815. The Company determined that the embedded put option and interest rate increase feature would both require bifurcation and separate accounting. Therefore, the Company elected to use the fair value option under ASC 825, Financial Instruments (ASC 825) for the January and March 2022 Notes inclusive of the embedded features.

The Company evaluated the January and March 2022 Warrants and determined that in accordance with ASC 815 the warrants should be recorded at fair value and classified as a derivative liability in the condensed consolidated balance sheet. Both the January and March 2022 Notes and Warrants were marked-to-market at each reporting date.

Under the valuation methods as described in Note 6- Fair Value of Financial Instruments the Company recorded the following in the condensed consolidated financial statements related to the January and March 2022 Notes and Warrants during the three months ended March 31, 2022: (i) $0.2 million in notes at issuance; (ii) $10.6 million in warrants at issuance as a derivative liability; (iii) a $0.9 million loss on issuance; and (iv) a $2.8 million gain in fair value of financial instruments as a result of the mark-to-market adjustment on the January and March 2022 Warrants. On May 4, 2022, the January and March 2022 Notes were exchanged pursuant to the May 2022 Exchange, as defined below, and therefore no longer outstanding since May 2022.

Interest pertaining to the January 2022 Notes and March 2022 Notes for the three months ended March 31, 2022 was approximately $0.1 million and immaterial, respectively. Since the Company accounts for the January and March 2022 Notes under the fair value method, the interest was included in the determination of the fair value, and the debt issuance costs were expensed.

May 2022 Notes

On May 4, 2022, the Company entered into amendment and exchange agreements (the May 2022 Exchange) with the holder of issued and outstanding Series B-2 and C Preferred Stock, Seven Knots, and the January and March 2022 Notes Purchasers (collectively, the May 2022 Notes Purchasers), pursuant to which they agreed to exchange all of the January and March 2022 Notes, 2,100 shares of Series B-2 Convertible Preferred Stock, 1,700 shares of Series C Convertible Preferred Stock, and 4,266 shares of the Company’s Common Stock for (i) new 5.0% Senior Subordinated Notes with an aggregate principal amount of $22.3 million (the May 2022 Notes), (ii) 1,666 new shares of Common Stock and (iii) new warrants to purchase up to 6,666 shares of Common Stock (the May 2022 Warrants). The May 2022 Warrants have an exercise price of $309.56 per share and were exercisable immediately with a five-year term. The 2,100 shares of Series B-2 Convertible Preferred Stock, 1,700 shares of Series C Convertible Preferred Stock, and 4,266 shares of the Company’s Common Stock that were exchanged in the May 2022 Exchange were retired by the Company. All exchange transactions aforementioned were cashless.

The May 2022 Notes are substantially similar to the January and March 2022 Notes, except that (i) the maturity date of the May 2022 Notes was August 1, 2022 and (ii) the holders of the May 2022 Notes may require the Company to redeem or exchange up to 100% of the May 2022 Notes upon the occurrence of certain subsequent transactions (each, a Subsequent Transaction Optional Redemption). Pursuant to the terms of the May 2022 Notes and subject to certain conditions described in the May 2022 Notes, if the Company completed an underwritten public offering of at least $20 million complying with certain conditions (a Qualified Underwritten Offering) and the holder of the May 2022 Notes did not participate in the Qualified Underwritten Offering, then the holder would have forfeited their right to Subsequent Transaction Optional Redemption solely with respect to that Qualified Underwritten Offering and amounts that may have been due pursuant to the May 2022 Notes would not have been due and payable until the three-month anniversary of the Qualified Underwritten Offering.

The May 2022 Public Offering qualified as the Qualified Underwritten Offering and, in connection with the May 2022 Public Offering, the holders of the May 2022 Notes waived certain of their preemptive and redemption rights and the Company redeemed $5.9 million of the May 2022 Notes. The holders of the May 2022 Notes also waived the maturity date of the May 2022 Notes until October 31, 2022.

The May 2022 Notes contain various customary affirmative and negative covenants agreed to by the Company. The May 2022 Notes also include other customary events of default, which include the suspension of trading of shares of the Company’s common stock on the Nasdaq Capital Market for a period of more than five trading days. On September 12, 2022, the Company was in default of the May Notes due to the default with the Baker Notes under the cross-default provision. As a result, the interest rate was increased to 18% for the duration of the default and the holders of the May 2022 Notes had the right to request redemption for 125% of the amounts then owed pursuant to the May 2022 Notes.

On September 15, 2022, the Company entered into exchange agreements with each of the May 2022 Notes Purchasers (the May 2022 Notes Exchange Agreements), pursuant to which the May 2022 Notes Purchasers agreed to exchange all outstanding balance of the May Notes as of September 15, 2022 using the higher interest rate and redemption premium aforementioned for purchase rights (the May Note Purchase Rights) to receive 832,237 shares of common stock. As a result, the May Notes are no longer outstanding as of December 31, 2022. The number of right shares for each May Note Purchase Right is initially fixed, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances, as further discussed in Note 8- Stockholders’ Deficit and expire on June 28, 2027. The May 2022 Notes Purchasers also waived certain anti-dilution share adjustment provisions with respect to shares underlying the May 2022 Warrants.

The Company evaluated the May 2022 Notes and determined that in accordance with ASC 470 the notes should be accounted for as a modification of the January and March 2022 Notes. The Company further evaluated the May 2022 Notes to determine if any embedded components qualified as a derivative requiring bifurcation in accordance with ASC 815. The Company determined that the embedded put options and interest rate increase feature would all require bifurcation and separate accounting. Therefore, the Company elected to use the fair value option under ASC 825, Financial Instruments (ASC 825) for the May 2022 Notes inclusive of the embedded features.

The Company evaluated the May 2022 Warrants and determined that, in accordance with ASC 815, the warrants should be recorded at fair value and classified as a derivative liability in the condensed consolidated balance sheet. Both the May 2022 Notes and Warrants are marked-to-market at each reporting date before the exchange as described above.

December 2022 Notes

On December 20, 2022, the Company entered into a Securities Purchase Agreement (the December 2022 Purchase Agreement), with certain investors (the December 2022 Notes Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 8.0% Senior Subordinated Notes due December 21, 2025 with an aggregate issue price of $2.3 million (the December 2022 Notes), which included an original issue discount of $0.8 million (ii) warrants (the December 2022 Warrants) to purchase up to 369,230 shares of the Company’s common stock, $0.0001 par value per share, and (iii) an aggregate 70 shares of Series D Preferred Stock (the Preferred Shares) (collectively, the Offering). The Offering closed on December 21, 2022, with net proceeds to the Company from the Offering, after deducting offering expenses, of $1.25 million. The December 2022 Notes are convertible at $6.25, and the December 2022 Warrants have a strike price of $6.25.

The December 2022 Notes interest rate is subject to increase to 12% upon an event of default and have no Company right to prepayment prior to maturity, however, the Company can redeem the respective notes at a redemption premium of 32.5%. The December 2022 Notes Purchasers can also require the Company to redeem their notes at the respective premium rate tied to the occurrence of certain subsequent transactions, as well as require the Company to redeem the December 2022 Notes in the event of subsequent placements (as defined). Also, pursuant to the terms of the December 2022 Purchase Agreement, the December 2022 Notes Purchasers have certain rights to participate in subsequent issuances of the Company’s securities, subject to certain exceptions. Additionally, the December 2022 Notes conversion rate and warrant strike price are subject to adjustment upon the issuance of other securities (as defined) less than the stated conversion rate and strike price of $6.25. Subsequent to December 31, 2022, the conversion and strike price adjusted to $1.625 as of March 31, 2023 and then to $0.8125 in April 2023, as discussed in Note 10– Subsequent Events.

The Company evaluated the December 2022 Notes and December 2022 Warrants, in accordance with ASC 480 – Distinguishing Liabilities from Equity and determined both were liability instruments. The December 2022 Notes were then evaluated in accordance the requirements of ASC 825, Financial Instruments (ASC 825) and concluded the Company was not precluded from electing the fair value option for the December 2022 Notes; as such the December 2022 Notes are carried at fair value in the condensed consolidated balance sheets. Since the December 2022 Warrants are also required to be recorded as liabilities in the Company’s condensed consolidated balance sheets, they are also carried at fair value. Both the December 2022 Notes and Warrants are marked-to-market at each reporting date with changes in fair value of the December 2022 Notes and Warrants are recorded recognized in the condensed consolidated statement of operations, unless the change is concluded to be related to changes in the Company’s credit rating, in which case the change will be recognized as a component of accumulated other comprehensive income in the condensed consolidated balance sheets.

February and March 2023 Notes

On February 17, March 13 and March 20, 2023, the Company entered into securities purchase agreements with certain investors providing for the sale and issuance of senior subordinate convertible notes (collectively, the February and March 2023 SPAs). The February and March 2023 SPAs included (i) convertible promissory notes with aggregate original principal amounts of approximately $1.4 million, $0.6 million, and $0.5 million, respectively (the February and March 2023 Notes), and (ii) warrants to purchase an aggregate 553,846, 240,000, and 215,384 shares of common stock, respectively (the February and March 2023 Warrants and collectively, the February and March 2023 Offerings). The 2023 Offerings closed on February 17, 2023 (the February 2023 Closing), and March 13, 2023, March 20, 2023 (the March 2023 Closing), respectively, with gross proceeds to the Company, before deducting offering expenses, of approximately $0.9 million, $0.4 million, and $0.3 million, respectively. The February and March 2023 SPAs also included a Registration Rights Agreement that require us to register the common stock underlying the February and March 2023 Notes and Warrants within the timeframes specified therein. In addition, the Company issued warrants to purchase an aggregate 99,692 and 43,200 shares of common stock in February and March 2023 Closing to the placement agent.

Upon the April 2023 Closing as discussed in Note 10– Subsequent Events, the conversion and strike prices, as applicable, of the Baker Notes, Baker Warrants, the May 2022 Common Warrants, the June 2022 Baker Warrants, the Adjuvant Notes, the December 2022 Notes and Warrants, and the Notes and Warrants in the February and March 2023 Closing reset to $0.8125 per share, accordingly. Additionally, the Company’s outstanding Purchase Rights increased by approximately 15,218,227 since March 31, 2023.

5. Debt

Convertible Notes

Baker Bros. Notes

On April 23, 2020, the Company entered into a Securities Purchase and Security Agreement (the Baker Bros. Purchase Agreement) with certain affiliates of Baker Bros. Advisors LP, as purchasers (the Baker Purchasers), and Baker Bros. Advisors LP, as designated agent, pursuant to which the Company agreed to issue and sell to the Baker Purchasers (i) convertible senior secured promissory notes (the Baker Notes) in an aggregate principal amount of up to $25.0 million and (ii) warrants to purchase shares of common stock (the Baker Warrants) in a private placement.

At the initial closing date of April 24, 2020 (the Baker Initial Closing), the Company issued and sold Baker Notes with an aggregate principal amount of $15.0 million (the Baker First Closing Notes) and Baker Warrants exercisable for 1,639 shares of common stock.

Following the Baker Initial Closing, the Baker Purchasers had an option to purchase from the Company up to $10.0 million of Baker Notes (the Baker Purchase Rights) at the Baker Purchasers’ discretion at any time prior to the Company receiving at least $100.0 million in aggregate gross proceeds from one or more sales of equity securities.

On June 5, 2020 (the Exercise Date), the Baker Purchasers exercised the Baker Purchase Rights. At the second closing date of June 9, 2020 (the Baker Second Closing), the Baker Purchasers acquired the remaining Baker Notes with an aggregate principal amount of $10.0 million and Baker Warrants exercisable for 1,092 shares of common stock. With the completion of the underwritten public offering in June 2020 the exercise price of the Baker Warrants was $4,575. The Baker Warrants have a five-year term with a cashless exercise provision and are immediately exercisable at any time from their respective issuance date.

The Baker Notes have a five-year term, with no pre-payment ability during the first three years. Interest on the unpaid principal balance of the Baker Notes (the Baker Outstanding Balance) accrues at 10.0% per annum with interest accrued during the first year from the two respective closing dates recognized as payment-in-kind. The effective interest rate for the period was 10.0%. Accrued interest beyond the first year of the respective closing dates are to be paid in arrears on a quarterly basis in cash or recognized as payment-in-kind, at the direction of the Baker Purchasers. The Baker Purchasers elected to have the accrued interest for the first quarter of 2021 paid-in-kind, and the accrued interest going forward to be paid in cash. Interest expense pertaining to the Baker Notes for the years ended December 31, 2021 was approximately $2.8 million. As of December 31, 2021, the accrued interest is recorded in the consolidated balance sheet in other current liabilities with a total balance of $0.7 million. As discussed below, with the amendment to the Baker Bros. Purchase Agreement, interest payments were paid-in kind. The Company accounts for the Baker notes under the fair value method as described below and, therefore, the interest associated with the Baker Notes is included in the fair value determination. As of December 31, 2022, the Baker Notes could be converted into 11,207,734 shares of common stock.

The Baker Notes are callable by the Company on 10 days’ written notice beginning on the third anniversary of the Baker Initial Closing. The call price will equal 100% of the Baker Outstanding Balance plus accrued and unpaid interest if the Company’s common stock as measured using a 30-day volume weighted average price (VWAP) is greater than the benchmark price of $9,356.25 as stated in the Baker Bros. Purchase Agreement, or 110% of the Baker Outstanding Balance plus accrued and unpaid interest if the VWAP is less than such benchmark price. The Baker Purchasers also have the option to require the Company to repurchase all or any portion of the Baker Notes in cash upon the occurrence of certain events. In a repurchase event, as defined in the Baker Bros. Purchase Agreement, the repurchase price will equal 110% of the Baker Outstanding Balance plus accrued and unpaid interest. In an event of default or the Company’s change of control, the repurchase price will equal to the sum of (x) three times of the Baker Outstanding Balance plus (y) the aggregate value of future interest that would have accrued (collectively, the Embedded Features of the Baker Notes), which was subsequently adjusted in an amendment to the Baker Notes on September 15, 2022, as further described below. The Baker Notes were convertible at any time at the option of the Baker Purchasers at the conversion price of $4,575 per share prior to the First Baker Amendment as defined below.

On November 20, 2021, the Company entered into the first amendment to the Baker Bros. Purchase Agreement (the First Baker Amendment), in which each Baker Purchaser shall have the right to convert all or any portion of the Baker Notes into Common Stock at a conversion price equal to the lesser of (a) $4,575 and (b) 115% of the lowest price per share of common stock (or, as applicable with respect to any equity securities convertible into common stock, 115% of the applicable conversion price) sold in one or more equity financings until the Company had met a qualified financing threshold, defined as one or more equity financings resulting in aggregate gross proceeds to the Company of at least $50.0 million (Financing Threshold).

The First Baker Amendment also extended, effective upon the Company’s achievement of the Financing Threshold, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2022 to June 30, 2023. Additionally per the First Baker Amendment, if in any equity financing closing on or prior to the date the Company has met the Financing Threshold, the Company was required to issue warrants to purchase capital stock of the Company (or other similar consideration), the Company was also required to issue to the Baker Purchasers an equivalent coverage of warrants (or other similar consideration) on the same terms as if the Baker Purchasers participated in the financing in an amount equal to the then outstanding principal of the Baker Notes held by the Baker Purchasers. In satisfaction of this requirement and in connection with the closing of the May 2022 Public Offering, the Company issued warrants to purchase 582,886 shares of the Company’s common stock at an exercise price of $93.75 per share (the June 2022 Baker Warrants). As required by the terms of the First Baker Amendment, the June 2022 Baker Warrants have substantially the same terms as the warrants issued in the May 2022 Public Offering. Refer to Note 10 - Stockholders’ Equity (Deficit) for further information. The exercise price of the initial Baker Warrants and the June 2022 Baker Warrants was reset to $26.25 per share along with the change of the conversion price per the Third Baker Amendment and further reset to $4.0625 per share with the December 2022 Notes issuance, both as discussed below.

On March 21, 2022, the Company entered into the second amendment to the Baker Bros. Purchase Agreement (the Second Baker Amendment), pursuant to which each Baker Purchaser now has the right to convert all or any portion of the Baker Notes into Common Stock at a conversion price equal to the lesser of (a) $725.81 or (b) 100% of the lowest price per share of common stock (or as applicable with respect to any equity securities convertible into common stock, 100% of the applicable conversion price) sold in any equity financing until the Company has (i) met the qualified financing threshold by June 30, 2022, defined as a single underwritten financing resulting in aggregate gross proceeds to the Company of at least $20.0 million (Qualified Financing Threshold) and (ii) the disclosure of its top-line results from its EVOGUARD clinical trial (the Clinical Trial Milestone) by October 31, 2022. The Second Baker Amendment also provides that the exercise price of the Baker Warrants will equal the conversion price of the Baker Notes. The Company met the Qualified Financing Threshold upon the closing of the May 2022 Public Offering, and as of September 30, 2022, the conversion price and exercise price of the Baker Warrants was reset to $93.75. The Company achieved the Clinical Trial Milestone in October 2022. Also, with the achievement of the Qualified Financing Threshold and the Clinical Trial Milestone, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi was extended to June 30, 2023. The Baker Warrants were reset to $26.25 per share per the Third Baker Amendment and further reset to $4.0625 per share with the December 2022 Notes issuance, both as discussed below. Subsequent to December 31, 2022, the conversion and strike price adjusted to $0.8125, as discussed in Note 14 – Subsequent Events.

On September 15, 2022, the Company entered into the third amendment to the Baker Bros. Purchase Agreement (the Third Baker Amendment), pursuant to which the conversion was amended to equal to $26.25, subject to adjustment for certain dilutive Company equity issuance adjustments for a two-year period, removal of an interest make-whole payment due in certain circumstances, and certain change of control and liquidation payment amounts were reduced from three times the outstanding amounts of the Baker Notes to two times the outstanding amounts. In addition, the Third Baker Amendment provides that the Company may make future interest payments to the Baker Purchasers in kind or in cash, at the Company’s option. For the year ended December 31, 2022, the Company elected an in-kind interest payment and approximately $3.3 million was added to the outstanding principal balance.

The Company evaluated whether any of the Embedded Features required bifurcation as a separate component of equity. The Company elected the fair value option (FVO) under ASC 825, Financial Instruments (ASC 825), as the Baker Notes are qualified financial instruments and are, in whole, classified as liabilities. Under the FVO, the Company recognized the hybrid debt instrument at fair value, inclusive of the Embedded Features with changes in fair value related to changes in the Company’s credit risk being recognized as a component of accumulated other comprehensive income in the consolidated balance sheets. All other changes in fair value were recognized in the consolidated statements of operations.

The Baker Notes contain various customary affirmative and negative covenants agreed to by the Company, including timely payment, in cash, of the quarterly interest payment and maintaining an active listing. On September 12, 2022, the Company received a default notice from the Baker Purchasers due to its failure of making the required payments of accrued interest for the first and second quarters of 2022 in the aggregate amount of $1.4 million and being delisted from Nasdaq. As a result of the cross-default provisions applicable to the Adjuvant Notes and the May 2022 Notes (both, as discussed below), the Company was also in default of these Notes. On September 15, 2022, the Company entered into a (i) Forbearance Agreement (the Secured Creditor Forbearance Agreement) with the Baker Purchasers, pursuant to which the Baker Purchasers agreed to forbear from exercising any of their rights and remedies during the Forbearance Period (as defined), but solely with respect to the specified events of default (Forbearance Termination Event) provided under the Secured Creditor Forbearance Agreement, which includes among other things, the first date after December 31, 2022, on which the Company’s cash falls below $1.0 million. In exchange for the forbearance and the Third Baker Amendment, the Company agreed to adjust the aggregate principal balance of the Baker Notes to $44.2 million, which includes the delinquent interest payments of $1.4 million that the Baker Purchasers agreed to forego in cash, as well as an immaterial amount of legal fees incurred by the Baker Purchasers’ counsel.

On December 19, 2022, the Company entered into the First Amendment to Forbearance Agreement (the Amendment) effective as of December 15, 2022 (the Amendment Effective Date) to amend certain provisions of the of the Secured Creditor Forbearance Agreement dated September 15, 2022. The Amendment revises the Secured Creditor Forbearance Agreement to (i) amend the Fifth Recital Clause to clarify that the Purchasers consent to any additional indebtedness pari passu, but not senior to that of the Purchasers, in an amount not to exceed $5.0 million, and (ii) strike and entirely replace Section 4 to clarify the terms of the Purchasers’ consent to Interim Financing (as defined therein). No other revisions were made to the Secured Creditor Forbearance Agreements.

As described more fully in Note 14 – Subsequent Events, on March 7, 2023, the Company received a Notice of Event of Default and Reservation of Rights (the Notice of Default) from Baker Bros claiming that the Company has failed to maintain the required shares reserved amount per the Third Baker Amendment. As a result of the Notice of Default, approximately $92.7 million representing two times the sum of the outstanding balance and all accrued and unpaid interest thereon and all other amounts due under the SPA and other documents is due and payable within three business days of receipt of the Notice of Default. In addition, the Notice of Default resulted in a cross default under all outstanding debt.

During the year ended December 31, 2022, using the valuation methods discussed in Note 7- Fair Value of Financial Instruments, the Company recorded a gain of $42.4 million due to changes in fair value of the Baker Notes, of which $2.0 million is recorded in the consolidated statements of operations as a result of mark-to-market adjustments unrelated to instrument-specific credit losses and $44.4 million, recorded as a component of other comprehensive income due to changes in the underlying instrument-specific credit risk for the Baker Notes. Through June 30, 2023, the change in fair value attributed to the change in the underlying instrument-specific credit risk was determined by taking the difference between the fair value of the Baker Notes with and without the credit risk change and value of the collateral. For the second half of 2022, the fair value of the Baker Notes was determined by estimating the fair value of the Market Value of Invested Capital (“MVIC”) of the Company. This was estimated using forms of the cost and market approaches. In the Cost approach, an adjusted net asset value method was used to determine the net recoverable value of the Company, including an estimate of the fair of the Company’s intellectual property. The estimated fair value of the Company’s intellectual property was valued using a relief from royalty method which required management to make significant estimates and assumptions related to forecasts of future revenue, and the selection of the royalty and discount rates. If the resulting fair value is not estimated as greater than the contractual payout, the fair value of the Baker Notes then becomes the Company’s MVIC available for distribution.

Adjuvant Notes

On October 14, 2020, the Company entered into a Securities Purchase Agreement (the Adjuvant Purchase Agreement) with Adjuvant Global Health Technology Fund, L.P., and Adjuvant Global Health Technology Fund DE, L.P. (together, the Adjuvant Purchasers), pursuant to which the Company sold unsecured convertible promissory notes (the Adjuvant Notes) in aggregate principal amount of $25.0 million.

The Adjuvant Notes have a five-year term, and in connection with certain Company change of control transactions, the Adjuvant Notes may be prepaid at the option of the Company or will become payable on the date of the consummation of a change of control transaction at the option of the Adjuvant Purchasers. The Adjuvant Notes have interest accruing at 7.5% per annum on a quarterly basis in arrears to the outstanding balance of the Adjuvant Notes and are recognized as payment-in-kind. The effective interest rate for the period was 7.7%.

Interest expense for the Adjuvant Notes consist of the following, and is included in short-term convertible notes payable on the consolidated balance sheet as of December 31, 2022 (in thousands):

	Years Ended December 31,
	2022	2021
Coupon interest	$2,048	$1,959
Amortization of issuance costs	129	39
Total	$2,177	$1,998

The Adjuvant Notes are convertible, subject to customary 4.99% and 19.99% beneficial ownership limitations, into shares of the Company’s common stock, par value $0.0001 per share, at any time at the option of the Adjuvant Purchasers at a conversion price of $6,843.75 per share. To the extent not previously prepaid or converted, the Adjuvant Notes will automatically convert into shares of the Company’s common stock at a conversion price of $6,843.75 per share. In connection with certain Company change of control transactions, the Adjuvant Notes may be prepaid at the option of the Company or will become payable at the option of the Adjuvant Purchasers. To the extent not previously prepaid or converted, the Adjuvant Notes were originally automatically convertible into shares of the Company’s common stock at a conversion price of $6,843.75 per share immediately following the earliest of the time at which the (i) 30-day value-weighted average price of the Company’s common stock was $18,750 per share, or (ii) Company achieved cumulative net sales from the sales of Phexxi of $100.0 million, provided such net sales are achieved prior to July 1, 2022.

On April 4, 2022, the Company entered into the first amendment to the Adjuvant Purchase Agreement (the Adjuvant Amendment). The Adjuvant Amendment extended, effective as of the date the Company achieved the Qualified Financing Threshold upon the closing of the May 2022 Public Offering, the affirmative covenant to achieve $100.0 million in cumulative net sales of Phexxi by June 30, 2022 to June 30, 2023. The Adjuvant Amendment also provided for an adjustment to the conversion price of the Adjuvant Notes such that the conversion price (the Conversion Price) for these Notes, effective as of the reverse stock split the conversion price will now be the lesser of (i) $678.49 and (ii) 100% of the lowest price per share of common stock (or with respect to securities convertible into common stock, 100% of the applicable conversion price) sold in any equity financing until the Company has met the Qualified Financing Threshold. In the second quarter of 2022 and upon the closing of the May 2022 Public Offering, the conversion price was reset to $93.75. Effective as of the Company’s achievement of the Qualified Financing Threshold, the automatic conversion provisions in the Agreement were further amended to provide that the Adjuvant Notes will automatically convert into shares of the Company’s common stock at the Conversion Price immediately following the earliest of the time at which the (i) 30-day value-weighted average price of the Company’s common stock is $18,750 per share, or (ii) the Company achieves cumulative net sales from the sales of Phexxi of $100.0 million, provided such net sales are achieved prior to July 1, 2023.

The Adjuvant Notes contain various customary affirmative and negative covenants agreed to by the Company. On September 12, 2022, the Company was in default of the Adjuvant Notes due to the default with the Baker Notes under the cross-default provision. On September 15, 2022, the Company entered into a (i) Forbearance Agreement (the Adjuvant Forbearance Agreement) with the Adjuvant Purchasers, pursuant to which, the Adjuvant Purchasers agreed to forbear from exercising any of their rights and remedies during the Forbearance Period as defined in therein, but solely with respect to the specified events of default provided under the Adjuvant Forbearance Agreement.

On September 15, 2022, the Company also entered into the second amendment to the Adjuvant Purchase Agreement (the Second Adjuvant Amendment), pursuant to which the conversion price per share was reduced to $26.25, subject to adjustment for certain dilutive Company equity issuance adjustments for a two-year period. In addition, the Company entered into an exchange agreement, pursuant to which the Adjuvant Purchasers agreed to exchange 10% of the outstanding amount of the Adjuvant Notes as of September 15, 2022 (or $2.9 million) for rights to receive 109,842 shares of common stock (Adjuvant Purchase Rights). The number of shares for each Adjuvant Purchase Right is initially fixed, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances. Refer to Note 10 - Stockholders’ Equity (Deficit) for discussion regarding additional issuances of Purchase Rights under this provision. The Adjuvant Purchase Rights expire on June 28, 2027 and do not have an exercise price per share and, therefore, will not result in cash proceeds to the Company. As of December 31, 2022, all Adjuvant Purchase Rights remain outstanding. The conversion price of the Adjuvant Notes were further reset to $4.0625 per share with the December 2022 Notes issuance, as discussed below. Subsequent to December 31, 2022, the conversion price adjusted to $0.8125, as discussed in Note 14 – Subsequent Events.

The Adjuvant Notes are accounted for in accordance with authoritative guidance for convertible debt instruments and are classified as current liabilities in the consolidated balance sheet. The aggregate proceeds of $25.0 million was initially classified as restricted cash for financial reporting purposes due to contractual stipulations that specify the types of expenses the money can be spent on and how it must be allocated. Its conversion feature is required to be bifurcated as an embedded derivative due to the fact that the Company does not have sufficient number of shares reserved upon conversion. However, the fair value of such feature is immaterial as of December 31, 2022. As of December 31, 2022 and 2021, $0.9 million and $4.7 million in proceeds remained, which are included in restricted cash on the consolidated balance sheets. See Note 7- Fair Value of Financial Instruments for a description of the accounting treatment for the Adjuvant Purchase Rights.

Due to the execution of the Adjuvant Forbearance and the Second Adjuvant Amendment, the Company reviewed the Adjuvant Notes in accordance with Topics ASC 470-50 – Modifications and Extinguishments and ASC 470-60 – Troubled Debt Restructurings by Debtors. The Company concluded that although changes in the structure of the debt met certain qualitative factors to qualify as a troubled debt restructuring (TDR), the effective interest rate post changes was greater than the original effective interest rate and, therefore, failed the quantitative test to be a TDR. The Adjuvant Notes were evaluated in accordance with ASC 470-50 and were determined to have failed certain qualitative factors to qualify as a modification and, therefore, were accounted for as an extinguishment. The Company removed the old debt from its books and recorded the new, revised debt and concurrently recognized a gain of approximately $2.5 million upon extinguishment, included in change in fair value of financial instruments within the consolidated statements of operations.

As discussed above and described more fully in Note 14 – Subsequent Events, on March 7, 2023, the Company received a Notice of Event of Default and Reservation of Rights (the Notice of Default) from Baker Bros. resulting in a cross default under the all outstanding debt and as such, the Company was not in compliance with all applicable covenants as of the filing date of the Annual Report, including the cross-default provisions addressed by the Secured Creditor Forbearance Agreement discussed above.

As of December 31, 2022 and 2021, the Adjuvant Notes are recorded in the consolidated balance sheet as short-term convertible notes payable with a total balance of $26.3 million and $27.2 million, respectively. As of December 31, 2022 and 2021, the balance is comprised of $22.3 million and $24.8 million, respectively, in principal, net of unamortized debt issuance costs, and $4.0 million and $2.4 million, respectively, in accrued interest.

As of December 31, 2022 and assuming the current conversion price of $4.0625 per share, the Adjuvant Notes could be converted into 6,527,898 shares of common stock.

Term Notes

January and March 2022 Notes

On January 13, 2022, the Company entered into a Securities Purchase Agreement (the January 2022 Purchase Agreement) with institutional investors (the January 2022 Notes Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 5.0% Senior Subordinated Notes due 2025 with an aggregate issue price of $5.9 million (the January 2022 Notes), which included an original issue discount of $0.9 million, and (ii) warrants (the January 2022 Warrants) to purchase up to 8,003 shares of the Company’s common stock, $0.0001 par value per share. The January 2022 Warrants have an exercise price of $735.00 per share and were initially exercisable beginning on July 15, 2022 with a five-year term. Pursuant to the terms of the March 2022 Purchase Agreement (as defined below), the January 2022 Warrants became exercisable on March 1, 2022, as described in more detail below.

On March 1, 2022, the Company entered into a Securities Purchase Agreement (the March 2022 Purchase Agreement) with institutional investors (the March 2022 Notes Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 5.0% Senior Subordinated Notes due 2025 with an aggregate issue price of approximately $7.5 million (the March 2022 Notes), which included an original issue discount of approximately $2.5 million, and (ii) warrants (the March 2022 Warrants) to purchase up to 8,303 shares of the Company’s common stock, $0.0001 par value per share. The March 2022 Warrants have an exercise price of $897.56 per share and are immediately exercisable with a five-year term.

The January and March 2022 Notes carried an interest rate of 5% per annum, which was subject to increase to 18% upon an event of default. The January and March 2022 Notes were able to be prepaid, in whole or in part, at the Company’s option together with all accrued and unpaid interest and fees as of the date of the repayment. The holders of the January and March 2022 Notes were able to require the Company to redeem their respective notes upon the occurrence of an event of default with a redemption premium of 25%. The holders of the January and March 2022 Notes were also able to require the Company to redeem their respective notes upon the occurrence of certain subsequent transactions.

Pursuant to the terms of the January and March 2022 Purchase Agreements, the Company agreed to certain restrictions on effecting variable rate transactions so long as the January and March 2022 Notes were outstanding. Also, pursuant to the terms of the January and March 2022 Purchase Agreements, the January and March 2022 Purchasers had certain rights to participate in subsequent issuances of the Company’s securities, subject to certain exceptions.

The Company evaluated the January and March 2022 Notes to determine if any embedded components qualified as a derivative requiring bifurcation in accordance with ASC 815. The Company determined that the embedded put option and interest rate increase feature would both require bifurcation and separate accounting. Therefore, the Company elected to use the fair value option under ASC 825, Financial Instruments (ASC 825) for the January and March 2022 Notes inclusive of the embedded features.

The Company evaluated the January and March 2022 Warrants and determined that in accordance with ASC 815 the warrants should be recorded at fair value and classified as a derivative liability in the consolidated balance sheet. Both the January and March 2022 Notes and Warrants were marked-to-market at each reporting date.

Under the valuation methods as described in Note 7- Fair Value of Financial Instruments, the Company recorded the following in the consolidated financial statements related to the January and March 2022 Notes and Warrants during the year ended December 31, 2022: (i) $0.2 million in notes at issuance; (ii) $10.6 million in warrants at issuance as a derivative liability; and (iii) a $0.9 million loss on issuance. During the year ended December 31, 2022, the Company recognized gains in fair value of financial instruments as a result of the mark-to-market adjustment on the January and March 2022 Warrants of $10.6 million.

On May 4, 2022, the January and March 2022 Notes were exchanged pursuant to the May 2022 Exchange, as defined below.

May 2022 Notes

On May 4, 2022, the Company entered into amendment and exchange agreements (the May 2022 Exchange) with the holder of issued and outstanding Series B-2 and C Preferred Stock, Seven Knots, and the January and March 2022 Notes Purchasers (collectively, the May 2022 Notes Purchasers), pursuant to which they agreed to exchange all of the January and March 2022 Notes, 2,100 shares of Series B-2 Convertible Preferred Stock, 1,700 shares of Series C Convertible Preferred Stock, and 4,266 shares of the Company’s Common Stock for (i) new 5.0% Senior Subordinated Notes with an aggregate principal amount of $22.3 million (the May 2022 Notes), (ii) 1,666 new shares of Common Stock and (iii) new warrants to purchase up to 6,666 shares of Common Stock (the May 2022 Warrants). The May 2022 Warrants have an exercise price of $309.56 per share and were exercisable immediately with a five-year term. The 2,100 shares of Series B-2 Convertible Preferred Stock, 1,700 shares of Series C Convertible Preferred Stock, and 4,266 shares of the Company’s Common Stock that were exchanged in the May 2022 Exchange were retired by the Company. All exchange transactions aforementioned were cashless.

The May 2022 Notes are substantially similar to the January and March 2022 Notes, except that (i) the maturity date of the May 2022 Notes was August 1, 2022 and (ii) the holders of the May 2022 Notes may require the Company to redeem or exchange up to 100% of the May 2022 Notes upon the occurrence of certain subsequent transactions (each, a Subsequent Transaction Optional Redemption). Pursuant to the terms of the May 2022 Notes and subject to certain conditions described in the May 2022 Notes, if the Company completed an underwritten public offering of at least $20 million complying with certain conditions (a Qualified Underwritten Offering) and the holder of the May 2022 Notes did not participate in the Qualified Underwritten Offering, then the holder would have forfeited their right to Subsequent Transaction Optional Redemption solely with respect to that Qualified Underwritten Offering and amounts that may have been due pursuant to the May 2022 Notes would not have been due and payable until the three-month anniversary of the Qualified Underwritten Offering.

The May 2022 Public Offering qualified as the Qualified Underwritten Offering and, in connection with the May 2022 Public Offering, the holders of the May 2022 Notes waived certain of their preemptive and redemption rights and the Company redeemed $5.9 million of the May 2022 Notes. The holders of the May 2022 Notes also waived the maturity date of the May 2022 Notes until October 31, 2022.

The May 2022 Notes contain various customary affirmative and negative covenants agreed to by the Company. The May 2022 Notes also include other customary events of default, which include the suspension of trading of shares of the Company’s common stock on the Nasdaq Capital Market for a period of more than five trading days. On September 12, 2022, the Company was in default of the May Notes due to the default with the Baker Notes under the cross-default provision. As a result, the interest rate was increased to 18% for the duration of the default and the holders of the May 2022 Notes had the right to request redemption for 125% of the amounts then owed pursuant to the May 2022 Notes.

On September 15, 2022, the Company entered into exchange agreements with each of the May 2022 Notes Purchasers (the May 2022 Notes Exchange Agreements), pursuant to which the May 2022 Notes Purchasers agreed to exchange all outstanding balance of the May Notes as of September 15, 2022 using the higher interest rate and redemption premium aforementioned for purchase rights (the May Note Purchase Rights) to receive 832,237 shares of common stock. As a result, the May Notes are no longer outstanding as of December 31, 2022. The number of right shares for each May Note Purchase Right is initially fixed, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances, as further discussed in Note 10 - Stockholders’ Equity (Deficit) and expire on June 28, 2027. The May 2022 Notes Purchasers also waived certain anti-dilution share adjustment provisions with respect to shares underlying the May 2022 Warrants.

The Company evaluated the May 2022 Notes and determined that in accordance with ASC 470 the notes should be accounted for as a modification of the January and March 2022 Notes. The Company further evaluated the May 2022 Notes to determine if any embedded components qualified as a derivative requiring bifurcation in accordance with ASC 815. The Company determined that the embedded put options and interest rate increase feature would all require bifurcation and separate accounting. Therefore, the Company elected to use the fair value option under ASC 825, Financial Instruments (ASC 825) for the May 2022 Notes inclusive of the embedded features.

The Company evaluated the May 2022 Warrants and determined that, in accordance with ASC 815, the warrants should be recorded at fair value and classified as a derivative liability in the consolidated balance sheet. Both the May 2022 Notes and Warrants are marked-to-market at each reporting date before the exchange as described above.

Under the valuation methods as described in Note 7- Fair Value of Financial Instruments, the Company recorded the following in the consolidated financial statements related to the May 2022 Notes and Warrants during the year ended December 31, 2022: (i) $22.3 million in notes at issuance; and (ii) $1.6 million in warrants at issuance as a derivative liability. During the year ended December 31, 2022, the Company recognized losses in fair value of financial instruments as a result of the mark-to-market adjustment on the May 2022 Notes of $10.3 million and gains in fair value of financial instruments as a result of the mark-to-market adjustment on the May 2022 Warrants of $1.6 million.

December 2022 Notes

On December 20, 2022, the Company entered into a Securities Purchase Agreement (the December 2022 Purchase Agreement), with certain investors (the December 2022 Notes Purchasers) pursuant to which the Company agreed to sell in a registered direct offering (i) unsecured 8.0% Senior Subordinated Notes due December 21, 2025 with an aggregate issue price of $2.3 million (the December 2022 Notes), which included an original issue discount of $0.8 million (ii) warrants (the December 2022 Warrants) to purchase up to 369,230 shares of the Company’s common stock, $0.0001 par value per share, and (iii) an aggregate 70 shares of Series D Preferred Stock (the Preferred Shares) (collectively, the Offering). The Offering closed on December 21, 2022, with net proceeds to the Company from the Offering, after deducting offering expenses, of $1.25 million. The December 2022 Notes are convertible at $6.25, and the December 2022 Warrants have a strike price of $6.25. Upon the closing of the December 2022 Purchase Agreement, the conversion and strike price of the Baker Notes, the Baker Warrants, the June 2022 Baker Warrants, the Adjuvant Notes and the May Common Stock Warrants, as discussed in Note 10 - Stockholders’ Equity (Deficit), reset to $4.0625 per share.

The December 2022 Notes interest rate is subject to increase to 12% upon an event of default and have no Company right to prepayment prior to maturity, however, the Company can redeem the respective notes at a redemption premium of 32.5%. The December 2022 Notes Purchasers can also require the Company to redeem their notes at the respective premium rate tied to the occurrence of certain subsequent transactions, as well as require the Company to redeem the December 2022 Notes in the event of subsequent placements (as defined). Also, pursuant to the terms of the December 2022 Purchase Agreement, the December 2022 Notes Purchasers have certain rights to participate in subsequent issuances of the Company’s securities, subject to certain exceptions. Additionally, the December 2022 Notes conversion rate and warrant strike price are subject to adjustment upon the issuance of other securities (as defined) less than the stated conversion rate and strike price of $6.25. Subsequent to December 31, 2022, the conversion and strike price adjusted to $0.8125 as discussed in Note 14 – Subsequent Events.

The Company evaluated the December 2022 Notes and December 2022 Warrants, in accordance with ASC 480 – Distinguishing Liabilities from Equity and determined both were liability instruments. The December 2022 Notes were then evaluated in accordance the requirements of ASC 825, Financial Instruments (ASC 825) and concluded the Company was not precluded from electing the fair value option for the December 2022 Notes; as such the December 2022 Notes are carried at fair value in the consolidated balance sheets. Since the December 2022 Warrants are also required to be recorded as liabilities in the Company’s consolidated balance sheets, they are also carried at fair value. Both the December 2022 Notes and Warrants are marked-to-market at each reporting date with changes in fair value of the December 2022 Notes and Warrants are recorded recognized in the consolidated statement of operations, unless the change is concluded to be related to changes in the Company’s credit rating, in which case the change will be recognized as a component of accumulated other comprehensive income in the consolidated balance sheets.

Under the valuation methods as described in Note 7- Fair Value of Financial Instruments, the Company recorded the following in the consolidated financial statements related to the December 2022 Notes and Warrants during the year ended December 31, 2022: (i) $156,000 in convertible notes payable carried at fair value in the consolidated balance sheets, (ii) $143,000 in derivative liabilities for the warrants, and (iii) $1.3 million additional paid-in capital upon the issuance of financial instruments carried at fair value.